Cover	Nov. 24, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 24, 2021
Entity File Number	001-40457
Entity Registrant Name	Colombier Acquisition Corp.
Entity Central Index Key	0001847064
Entity Tax Identification Number	86-2062844
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	214 Brazilian Avenue
Entity Address, Address Line Two	Suite 200-A
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	561
Local Phone Number	805-3588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one warrant
Trading Symbol	CLBR.U
Security Exchange Name	NYSE
Common Class A [Member]
Title of 12(b) Security	Shares of Class A common stock
Trading Symbol	CLBR
Security Exchange Name	NYSE
Warrants included as part of the units [Member]
Title of 12(b) Security	Warrants included as part of the units
Trading Symbol	CLBR WS
Security Exchange Name	NYSE